Schedule of Investments (unaudited) January 31, 2020	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Brazil — 3.2%
Itau Unibanco Holding SA, Preference Shares — ADR	1,098,997	$8,363,367

China — 4.9%
Alibaba Group Holding Ltd. — ADR(a)	33,045	6,826,767
ANTA Sports Products Ltd.	679,000	5,911,495

		12,738,262

Germany — 3.7%
Deutsche Post AG, Registered Shares	273,951	9,558,112

India — 3.6%
HDFC Bank Ltd.	556,331	9,529,489

Japan — 3.0%
Sony Corp.	111,800	7,817,821

Netherlands — 2.3%
ASML Holding NV	21,003	5,894,219

Spain — 3.0%
Bankinter SA	1,211,857	7,858,404

Sweden — 6.8%
Assa Abloy AB, Class B	348,050	8,261,415
Hexagon AB, Class B	175,951	9,565,357

		17,826,772

Switzerland — 5.1%
Nestle SA, Registered Shares	121,912	13,445,991

United Kingdom — 7.8%
British American Tobacco PLC	239,051	10,540,931
Reckitt Benckiser Group PLC	119,193	9,865,999

		20,406,930

United States — 55.4%
Alphabet, Inc., Class C(a)	7,581	10,872,898
Boston Scientific Corp.(a)	315,504	13,210,153
Cognex Corp.	115,151	5,869,247
Comcast Corp., Class A	325,101	14,041,112
First Republic Bank	68,416	7,585,966
Honeywell International, Inc.	30,651	5,309,366
Ingersoll-Rand PLC	90,753	12,091,022
Intuit, Inc.	30,467	8,542,337

Security	Shares	Value

United States (continued)
Mastercard, Inc., Class A	37,235	$11,764,026
Medtronic PLC	69,761	8,053,210
Mondelez International, Inc., Class A	175,782	10,086,371
Thermo Fisher Scientific, Inc.	33,947	10,631,861
Tractor Supply Co.	154,001	14,314,393
UnitedHealth Group, Inc.	46,267	12,605,444

		144,977,406

Total Common Stocks — 98.8% (Cost — $190,310,798)		258,416,773

	Par (000)

Corporate Bonds — 0.0%

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(a)(b)(c)(d)	$1,000	1,000

Total Corporate Bonds — 0.0% (Cost — $1,000,000)		1,000

Preferred Securities — 0.8%

Capital Trusts — 0.8%

United States — 0.8%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007), 0.00%(a)(e)(f)	533	2,082,955

Total Preferred Securities — 0.8% (Cost — $7,000,007)		2,082,955

Total Long-Term Investments — 99.6% (Cost — $198,310,805)		260,500,728

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(g)(h)	300,586	300,586

Total Short-Term Securities — 0.1% (Cost — $300,586)		300,586

Total Investments — 99.7% (Cost — $198,611,391)		260,801,314

Other Assets Less Liabilities — 0.3%		816,841

Net Assets — 100.0%		$261,618,155

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Convertible security.
(d)	Zero-coupon bond.

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Horizon Equity Fund

(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,082,955, representing 0.8% of its net assets as of period end, and an original cost of $7,000,007.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Annualized 7-day yield as of period end.
(h)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	542,293	(241,707)	300,586	$300,586	$3,687		$6	$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—	—	834	(c)	4	—

				$300,586	$4,521		$10	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$8,363,367	$—	$—	$8,363,367
China	6,826,767	5,911,495	—	12,738,262
Germany	—	9,558,112	—	9,558,112
India	—	9,529,489	—	9,529,489
Japan	—	7,817,821	—	7,817,821
Netherlands	—	5,894,219	—	5,894,219
Spain	—	7,858,404	—	7,858,404
Sweden	—	17,826,772	—	17,826,772
Switzerland	—	13,445,991	—	13,445,991
United Kingdom	—	20,406,930	—	20,406,930
United States	144,977,406	—	—	144,977,406
Corporate Bonds	—	1,000	—	1,000
Preferred Securities	—	—	2,082,955	2,082,955
Short-Term Securities	300,586	—	—	300,586

	$160,468,126	$98,250,233	$2,082,955	$260,801,314

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of October 31, 2019	$6,914,771
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(4,831,816)
Purchases	—
Sales	—

Closing balance, as of January 31, 2020	$2,082,955

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2020(a)	$(4,831,816)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Funds’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

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